Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 segment	Dec. 31, 2011
Segment Information
Number of principal business segments		3
Summary information by segment
Net revenues	$ 665,106,000	$ 529,329,000	$ 482,829,000
Costs of revenues	271,064,000	247,932,000	215,348,000
Gross margin (as a percent)	59.00%	53.00%	55.00%
Operating expenses:
Sales and marketing	160,411,000	142,342,000	135,867,000
Product development	146,332,000	108,206,000	66,264,000
General and administrative	64,727,000	39,397,000	30,121,000
Goodwill impairment			68,891,000
Total operating expenses	371,470,000	289,945,000	301,143,000
Income (loss) from operations	22,572,000	(8,548,000)	(33,662,000)
Interest and other income, net	18,792,000	16,798,000	16,327,000
Change in fair value of investor option liability (Note 17)	21,064,000
Income (loss) from equity method investments, net	9,525,000	(10,730,000)	1,466,000
Realized gain (loss) on long-term investments	(7,387,000)	55,563,000
Investment impairment	(6,134,000)	(18,498,000)	(281,548,000)
Income (loss) before income tax expense	58,432,000	34,585,000	(297,417,000)
Income tax benefit (expense)	(14,602,000)	(2,730,000)	(5,001,000)
Net income (loss)	43,830,000	31,855,000	(302,418,000)
Portal advertising & Others
Summary information by segment
Net revenues	476,793,000	463,400,000	482,829,000
Costs of revenues	211,173,000	201,503,000	185,821,000
Gross margin (as a percent)	56.00%	57.00%	62.00%
Operating expenses:
Sales and marketing	97,342,000	101,962,000	90,819,000
Product development	45,592,000	37,020,000	29,343,000
General and administrative	42,210,000	33,619,000	26,140,000
Goodwill impairment			68,891,000
Total operating expenses	185,144,000	172,601,000	215,193,000
Income (loss) from operations	80,476,000	89,296,000	81,815,000
Interest and other income, net	21,676,000	21,651,000	18,077,000
Income (loss) from equity method investments, net	10,761,000	(9,390,000)	1,889,000
Realized gain (loss) on long-term investments	(10,503,000)	55,563,000
Investment impairment	(6,134,000)	(18,498,000)	(281,548,000)
Income (loss) before income tax expense	96,276,000	138,622,000	(179,767,000)
Income tax benefit (expense)	(14,331,000)	(4,281,000)	(5,001,000)
Net income (loss)	81,945,000	134,341,000	(184,768,000)
Portal advertising
Summary information by segment
Net revenues	378,068,000	363,198,000	368,805,000
Costs of revenues	161,385,000	154,526,000	127,931,000
Gross margin (as a percent)	57.00%	57.00%	65.00%
Others
Summary information by segment
Net revenues	98,725,000	100,202,000	114,024,000
Costs of revenues	49,788,000	46,977,000	57,890,000
Gross margin (as a percent)	50.00%	53.00%	49.00%
Operating expenses:
Goodwill impairment			68,891,000
Weibo
Summary information by segment
Net revenues	188,313,000	65,929,000
Costs of revenues	59,891,000	46,429,000	29,527,000
Gross margin (as a percent)	68.00%	30.00%
Operating expenses:
Sales and marketing	63,069,000	40,380,000	45,048,000
Product development	100,740,000	71,186,000	36,921,000
General and administrative	22,517,000	5,778,000	3,981,000
Total operating expenses	186,326,000	117,344,000	85,950,000
Income (loss) from operations	(57,904,000)	(97,844,000)	(115,477,000)
Interest and other income, net	(2,884,000)	(4,853,000)	(1,750,000)
Change in fair value of investor option liability (Note 17)	21,064,000
Income (loss) from equity method investments, net	(1,236,000)	(1,340,000)	(423,000)
Realized gain (loss) on long-term investments	3,116,000
Income (loss) before income tax expense	(37,844,000)	(104,037,000)	(117,650,000)
Income tax benefit (expense)	(271,000)	1,551,000
Net income (loss)	$ (38,115,000)	$ (102,486,000)	$ (117,650,000)